Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share
Income attributable to equity holders of the Group	$ 9,099	$ 7,125	$ 63,491
Weighted average number of shares (thousands)	160,022	158,848	148,118
Basic income per share of the year (In dollars per share)	$ 0.06	$ 0.04	$ 0.43